Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net loss	$ (177,386)	$ (120,138)
Unrealized loss on translation of assets and liabilities of operations denominated in foreign currency	(11,256)	(25,925)
Foreign exchange gain on net investment hedge with U.S. denominated debt	8,455	23,853
Tax benefit related to net investment hedge of long-term debt	0	5,398
Comprehensive loss	$ (180,187)	$ (116,812)